UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

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WEBs ETF Trust
On behalf of the following series:

WEBs Defined Volatility QQQ ETF (Ticker: DVQQ)
WEBs Defined Volatility SPY ETF (Ticker: DVSP)
(Exact name of Registrant as specified in charter)

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2497 Aspen Springs Dr, Park City, UT 84060
(Address of principal executive offices) (Zip code)

Kevin Rich
Vice President
c/o Corporation Trust Company,
1209 Orange Street, Wilmington Delaware, 19801
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (844) 455-9327

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, F Street, NW, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Reports to Shareholders.

(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

DVQQ

WEBs Defined Volatility QQQ ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2025

This semi-annual shareholder report contains important information about the Fund for the period from December 17, 2024 (Commencement of Operations) to April 30, 2025. You can find additional information about the fund at https://www.websinv.com/product_page/dvqq/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's cost for the period?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investmentFootnote Reference*	Cost paid as a % of a $10,000 investmentFootnote Reference**
WEBs Defined Volatility QQQ ETF	$28	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through April 30, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized.

Key Fund Statistics

Total Net Assets	$1,631,419
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$7,046

Top Ten Holdings (% of Net Assets)

JPMorgan Chase, New York 3.68% 05/01/2025	43.2%
Invesco QQQ Trust Series 1	41.8%
Skandinaviska Enskilda Banken AB, Stockholm 3.68% 05/01/2025	34.3%
Total Return Swap Invesco QQQ Trust Series 1 Overnight Bank Funding Rate + 1.25% 01/20/2026	0.2%

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	41.8%
Time deposits	77.5%
Total Return Swaps	0.2%
Other Assets less Liabilities	(19.5)%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with Accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvqq/.

DVQQ 0425

DVSP

WEBs Defined Volatility SPY ETF

The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2025

This semi-annual shareholder report contains important information about the Fund for the period from December 17, 2024 (Commencement of Operations) to April 30, 2025. You can find additional information about the fund at https://www.websinv.com/product_page/dvsp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

What were the Fund's cost for the period?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investmentFootnote Reference*	Cost paid as a % of a $10,000 investmentFootnote Reference**
WEBs Defined Volatility SPY ETF	$29	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through April 30, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized.

Key Fund Statistics

Total Net Assets	$1,664,910
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$6,958

Top Ten Holdings (% of Net Assets)

Skandinaviska Enskilda Banken AB, Stockholm 3.68% 05/01/2025	56.4%
SPDR S&P 500 ETF Trust	39.6%
JPMorgan Chase, New York 3.68% 05/01/2025	21.9%
Total Return Swap SPDR S&P 500 ETF Trust Overnight Bank Funding Rate + 1.25% 01/20/2026	0.6%

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	39.6%
Time deposits	78.3%
Total Return Swaps	0.6%
Other Assets less Liabilities	(18.5)%

Material Fund Changes

There were no material fund changes during the period.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with Accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvsp/.

DVSP 0425

(b)    Not applicable.

Item 2.       Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3.       Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5.       Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6.       Investments.

(a)     A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included under Item 7 of this Form N-CSR.

(b)     Not Applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     The Registrant’s Financial Statements are included below.

WEBs ETF Trust Semi-Annual Financial Statements and Additional Information April 30, 2025 (unaudited)

Exchange-Traded Funds:

WEBs Defined Volatility QQQ ETF (DVQQ)

WEBs Defined Volatility SPY ETF (DVSP)

Want to know more?

www.websinv.com

(844) 455-WEBS / (844) 455-9327

WEBs ETF Trust WEBs Defined Volatility QQQ ETF Schedule of Investments April 30, 2025 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 41.8%
United States – 41.8%
Invesco QQQ Trust Series 1	1,434	$681,824
TOTAL EXCHANGE-TRADED FUNDS (Cost - $771,736)		681,824
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 77.5%
Time Deposits – 77.5%
JPMorgan Chase, New York, 3.68% 05/01/2025	$705,000	705,000
Skandinaviska Enskilda Banken AB, Stockholm, 3.68% 05/01/2025(1)	560,000	560,000
TOTAL TIME DEPOSITS (Cost - $1,265,000)		1,265,000
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,265,000)		1,265,000

TOTAL INVESTMENTS – 119.3% (Cost - $2,036,736)		1,946,824
OTHER ASSETS LESS LIABILITIES – (19.3)%		(315,405)
NET ASSETS – 100.0%		$1,631,419

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Monthly	USD	0	*	01/20/2026	$2,892

(1) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

*  Amount less than $500.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Defined Volatility SPY ETF Schedule of Investments April 30, 2025 (unaudited)
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 39.6%
United States – 39.6%
SPDR S&P 500 ETF Trust	1,187	$658,239
TOTAL EXCHANGE-TRADED FUNDS (Cost - $693,296)		658,239
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 78.3%
Time Deposits – 78.3%
JPMorgan Chase, New York, 3.68% 05/01/2025	$364,210	364,210
Skandinaviska Enskilda Banken AB, Stockholm, 3.68% 05/01/2025(1)	940,000	940,000
TOTAL TIME DEPOSITS (Cost - $1,304,210)		1,304,210
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,304,210)		1,304,210

TOTAL INVESTMENTS – 117.9% (Cost - $1,997,506)		1,962,449
OTHER ASSETS LESS LIABILITIES – (17.9)%		(297,539)
NET ASSETS – 100.0%		$1,664,910

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC SPDR S&P 500 ETF Trust	OBFR + 1.25%	Monthly	USD	1	01/20/2026	$10,709

(1) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities April 30, 2025 (unaudited)
	WEBs Defined Volatility QQQ ETF	WEBs Defined Volatility SPY ETF
ASSETS
Investments, at value	$1,946,824	$1,962,449
Receivable for securities sold	—	599
Unrealized appreciation on Swap Agreements	2,892	10,709
TOTAL ASSETS	1,949,716	1,973,757

LIABILITIES
Payable for securities purchased	316,996	307,604
Payable to the Adviser	1,301	1,243
TOTAL LIABILITIES	318,297	308,847

NET ASSETS	$1,631,419	$1,664,910

COMPONENTS OF NET ASSETS
Paid-in capital	2,108,516	2,101,661
Total distributable earnings (accumulated loss)	(477,097)	(436,751)
NET ASSETS	$1,631,419	$1,664,910

NET ASSET VALUE PER SHARE
Net Asset Value	$20.39	$20.81
Shares Outstanding	80,000	80,000

COST OF INVESTMENTS
Investments, at cost	$2,036,736	$1,997,506

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (unaudited)
	WEBs Defined Volatility QQQ ETF	WEBs Defined Volatility SPY ETF
	For the Period Ended April 30, 2025*	For the Period Ended April 30, 2025*
INVESTMENT INCOME
Interest Income	$17,846	$17,195
Dividend Income	3,651	7,578
Total Investment Income	21,497	24,773

EXPENSES
Advisor fees	7,046	6,958
Total Expenses	7,046	6,958
NET INVESTMENT INCOME (LOSS)	14,451	17,815

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in securities	(40,573)	(33,889)
Swap Agreements	(338,935)	(341,323)
Redemptions In-Kind	(25,020)	(55,006)
Net realized gain (loss)	(404,528)	(430,218)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(89,912)	(35,057)
Swap Agreements	2,892	10,709
Net change in unrealized appreciation (depreciation)	(87,020)	(24,348)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(491,548)	(454,566)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(477,097)	$(436,751)

* The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets

	WEBs Defined Volatility QQQ ETF	WEBs Defined Volatility SPY ETF
	For the Period Ended April 30, 2025* (unaudited)	For the Period Ended April 30, 2025* (unaudited)
OPERATIONS
Net investment income (loss)	$14,451	$17,815
Net realized gain (loss)	(404,528)	(430,218)
Net change in unrealized appreciation (depreciation)	(87,020)	(24,348)
Net increase (decrease) in net assets resulting from operations	(477,097)	(436,751)

CAPITAL TRANSACTIONS
Proceeds from Shares issued	3,341,932	2,915,085
Cost of Shares redeemed	(1,233,416)	(813,424)
Net increase (decrease) in net assets from capital transactions	2,108,516	2,101,661

Total increase (decrease) in net assets	1,631,419	1,664,910

NET ASSETS
Beginning of Period	—	—
End of Period	$1,631,419	$1,664,910

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	140,000	120,000
Shares redeemed	(60,000)	(40,000)
Net increase (decrease) in Shares Outstanding	80,000	80,000
Shares Outstanding, End of Period	80,000	80,000

* The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights

For a share outstanding throughout the period presented.

	WEBs Defined Volatility QQQ ETF	WEBs Defined Volatility SPY ETF
	For the Period Ended April 30, 2025(1) (unaudited)	For the Period Ended April 30, 2025(1) (unaudited)
NET ASSET VALUE, Beginning of Period	$25.17	$25.06
Income (loss) from operations:
Net investment income (loss)(2)	0.14	0.18
Net realized and unrealized gain (loss)	(4.92)	(4.43)
Total income (loss) from operations	(4.78)	(4.25)

NET ASSET VALUE, End of Period	$20.39	$20.81
MARKET PRICE, End of Period	$20.40	$20.80

NET ASSET VALUE, Total Return(3)	(18.99)%	(16.96)%
MARKET PRICE, Total Return(4)	(18.57)%	(16.49)%

Net assets, End of Period (thousands)	$1,631	$1,665

Ratios of Average Net Assets
Net Expenses(5)(6)	0.85%	0.85%
Net Investment Income (Loss)(5)(6)(7)	1.74%	2.18%
Portfolio turnover(8)	0%	0%
(1)	Commencement of investment operations on December 17, 2024.
(2)	Based on average daily shares outstanding.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(4)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(5)	Annualized.
(6)	Excludes expenses of the underlying funds.
(7)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(8)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited)

NOTE 1 — ORGANIZATION

WEBs ETF Trust (formerly, Syntax ETF Trust) (the “Trust”) is a Delaware statutory trust organized on June 27, 2013 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple series, of which the following two series are covered in this report (each a “Fund” and collectively, the “Funds”): WEBs Defined Volatility QQQ ETF and WEBs Defined Volatility SPY ETF. Each investment series operates as an exchange-traded fund (“ETF”). Shares of the Funds (“Shares”) are listed on Nasdaq, Inc. The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by WEBs Investments Inc. (the “Adviser”), who serves as the investment adviser to the Funds. Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. The Adviser and Vident are referred collectively as the “Advisers”. The investment objective of the Funds is to provide investment results that, before fees and expenses, correspond to the performance of their respective index (each, an “Index”). The following table details the Index and commencement of operations of each Fund.

Fund Name	Index	Commencement of operations
WEBs Defined Volatility QQQ ETF	Syntax Defined Volatility Triple Q’s Index	December 17, 2024
WEBs Defined Volatility SPY ETF	Syntax Defined Volatility US Large Cap 500 Index	December 17, 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Trust adopted Financial Accounting Standards Board’s (‘‘FASB’’) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entities’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a. Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the FASB Accounting Standards Codification (‘‘ASC’’). Each Fund is an investment company and follows the accounting and reporting guidance in FASB ASC Topic 946 ‘‘Financial Services — Investment Companies.’’

b. Investment Valuation

Net asset value (“NAV”) per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The Funds’ NAVs are calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee (“Valuation Designee”) responsible for the fair valuation function and performing fair value determinations as needed. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in rule 2a-5 of the 1940 Act. When the Valuation Designee determines that the price of a security is not readily available or deemed unreliable, it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sales occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2.

Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value, and characterized as Level 2.

Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities

•        Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of April 30, 2025:

WEBs Defined Volatility QQQ ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$681,824	$—	$—	$681,824
Short-Term Investments
Time Deposits	—	1,265,000	—	1,265,000
Total Investments	$681,824	$1,265,000	$—	$1,946,824
Other Financial Instruments
Assets
Total Return Swaps	$—	$2,892	$—	$2,892
WEBs Defined Volatility SPY ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$658,239	$—	$—	$658,239
Short-Term Investments
Time Deposits	—	1,304,210	—	1,304,210
Total Investments	$658,239	$1,304,210	$—	$1,962,449
Other Financial Instruments
Assets
Total Return Swaps	$—	$10,709	$—	$10,709

The Funds did not hold any investments during the current period ended April 30, 2025, with significant unobservable inputs categorized as Level 3.

c. Derivatives

SWAP AGREEMENTS

The Funds invest in swap agreements that reference their respective underlying ETF (the “Underlying ETF”), by investing, under normal market conditions, at least 80% of their net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the respective Index. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Funds expect to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Funds’ OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Funds’ obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations.
Net receipts or payments are recorded as realized gains or losses, respectively. Gains and losses are realized upon reset and/or termination of a swap contract.

TOTAL RETURN SWAPS

The Funds enter into total return swaps to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as OBFR (Overnight Bank Funding Rate) +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Funds are recorded as realized gain or loss from swap agreements on the Statements of Operations.

d. Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2025, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

WEBs Defined Volatility QQQ ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation	Statements of Assets and Liabilities	Unrealized Depreciation
Equity Contacts	Unrealized appreciation on swap agreements	$2,892	Unrealized depreciation on swap agreements	$—
Total		$2,892		$—

WEBs Defined Volatility SPY ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation	Statements of Assets and Liabilities	Unrealized Depreciation
Equity Contacts	Unrealized appreciation on swap agreements	$10,709	Unrealized depreciation on swap agreements	$—
Total		$10,709		$—

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

The following tables present the effect of derivatives in the Statements of Operations for the period ended April 30, 2025, by primary underlying risk exposure:

WEBs Defined Volatility QQQ ETF

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(338,935)	$2,892
Total		$(338,935)	$2,892

WEBs Defined Volatility SPY ETF

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(341,323)	$10,709
Total		$(341,323)	$10,709

The table below disclose the monthly average contract notional amount of the Funds’ derivatives contracts traded during the period ended April 30, 2025 (for the months when Funds invested in the instrument):

	WEBs Defined Volatility QQQ ETF	WEBs Defined Volatility SPY ETF
Swap Agreements	$1,026,234(1)	$1,656,198(1)

(1) Positions were open for five months during the reporting period.

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “MA”) with their OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied. The Funds’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Funds decline below specific levels (“net asset contingent features”). If these levels are triggered, the Funds’ OTC counterparty

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

has the right to terminate such transaction and require the Funds to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Funds’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Funds as of April 30, 2025.

WEBs Defined Volatility QQQ ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$2,892	$—	$2,892	$—	$2,892
Total	$2,892	$—	$2,892	$—	$2,892

WEBs Defined Volatility SPY ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$10,709	$—	$10,709	$—	$10,709
Total	$10,709	$—	$10,709	$—	$10,709
^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

e. Security Transactions and Net Investment Income

Security transactions are recorded on the trade date. Net realized gains and losses from sales of securities are determined using the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f. Short-term Instruments

The Funds may invest in short-term instruments (with maturities of less than one year), including money market instruments, cash and cash equivalents, on an ongoing basis to achieve its investment objective, provide liquidity or for other reasons.

g. Dividend Distributions

The Funds expect to declare and distribute all its net investment income, if any, to shareholders as dividends annually. The Funds will distribute capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with federal income tax regulations and recorded on the ex-dividend date.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

h. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i. Federal Income Taxes

It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required.

NOTE 3 — INVESTMENT ADVISORY AND OTHER AGREEMENTS

Adviser

WEBs Investments Inc. serves as the investment adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of the Funds, executed through the selection of the sub-adviser(s) for portfolio management and other agreed upon activities. In addition, the Adviser continuously reviews, supervises and administers the Funds’ investment program. The Adviser has been a registered investment adviser since October 2024.

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to the Adviser in an amount equal to 0.85% of its average daily net assets under which the investment adviser pays substantially all expenses of the Funds (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to each Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the trustees that are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds.

Under the terms of the Westwood Management Company (“WMC”) Agreement with the Adviser, WMC, located at 200 Crescent Court, Suite 1200 Dallas, TX 75201, provides the Trust sales and distribution services, administers the Trust’s proxy voting services, and other support services related to liquidity monitoring and derivatives risk management. For sales and distribution services, the Adviser pays fees to Salient Capital, LP, an affiliate of WMC, which fees are reimbursed by WMC up to certain thresholds. Westwood Holdings Group, Inc. (“Westwood”), the parent company of WMC, has made a minority investment in WEBs Investments, Inc. and has a proportional representation on the WEBs board of directors.

Sub-Adviser

Vident serves as sub-adviser to the Funds and performs the day-to-day management of the Funds’ assets and places orders for the purchase and sale of securities for the Funds. Vident was established in 2016.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Pursuant to an investment sub-advisory agreement between the Adviser, Vident and the Trust, on behalf of the Funds (the “Vident Agreement”), the Adviser has agreed to pay an annual sub-advisory fee to Vident based on the Funds’ average daily net assets. The Adviser is responsible for paying the entirety of Vident’s sub-advisory fee. The Funds do not directly pay Vident.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co is the Administrator for the Funds, the Transfer Agent to the Funds and the Custodian for the Funds’ assets. As of April 30, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Distributor and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Creation Units of the Funds. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Adviser Compliance Associates, LLC doing business as ACA Group (“ACA”) provides the Trust with a Chief Compliance Officer and Principal Financial Officer. As of April 30, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd serves as the independent registered public accounting firm for the Trust. As of April 30, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Legal Counsel

Chapman and Cutler LLP serves as legal counsel to the Trust. As of April 30, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Board of Trustees

The Board of Trustees is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of the Funds by its officers. The Board also reviews management of each Funds’ assets by the investment adviser and sub-adviser. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

NOTE 4 — INVESTMENT TRANSACTIONS

Investment transactions (excluding in-kind subscriptions and redemptions, derivatives and short-term investments) for the period ended April 30, 2025 were as follows:

Fund	Purchases	Sales
WEBs Defined Volatility QQQ ETF	$—	$261,879
WEBs Defined Volatility SPY ETF	—	296,205

For the period ended April 30, 2025, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
WEBs Defined Volatility QQQ ETF	$1,711,638	$612,430
WEBs Defined Volatility SPY ETF	1,434,793	356,397

NOTE 5 — ISSUANCE AND REDEMPTION OF FUND SHARES

Individual Funds Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Funds Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Funds Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for Funds Shares (bid) and the lowest price a seller is willing to accept for Funds Shares (ask) when buying or selling Funds Shares on the secondary market (“bid-ask spread”). The Funds will only issue or redeem shares that have been aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ distributor. The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Funds specifies each day. A transaction fee of $250 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. The Creation/Redemption Transaction Fee may be waived for the Funds when the Adviser believes that waiver of such fee is in the best interest of the Funds. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions.

NOTE 6 — FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds are more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized depreciation
WEBs Defined Volatility QQQ ETF	$2,892	$(89,912)	$(87,020)
WEBs Defined Volatility SPY ETF	10,709	(35,057)	(24,348)

NOTE 7 — INDEMNIFICATION

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 — RISKS

As with all investments, there are certain risks of investing in the Funds. Funds Shares will change in value, and you could lose money by investing in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Funds’ investment objective will be achieved. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Active Market Risk

Although the Funds Shares are listed for trading on an exchange, there can be no assurance that an active trading market for the Funds Shares will develop or be maintained. Funds Shares trade on the exchange at market prices that may be below, at or above the Funds’ NAV. Securities, including the Funds Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Funds Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Funds’ NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Cash Position Risk

The Funds’ Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Funds may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Funds Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Funds to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Funds will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Funds could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Concentration Risk

The Funds will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Funds have significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified. A significant exposure makes the Funds more susceptible to any single occurrence and may subject the Funds to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk

The Funds are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Funds to incur regulatory

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Funds’ digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Funds’ third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Funds invest, can also subject the Funds to many of the same risks associated with direct cyber security breaches. While the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

Defined Volatility Strategy Risk

A Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Funds may reduce exposure to the respective Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Funds may increase exposure to their respective Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

Debt Securities Risk

Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Funds may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Derivatives Risk

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets,

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Equity Securities Risk

The Funds’ exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Index Performance Risk

The Funds seek to track their respective Index, which is maintained by a third-party provider that is unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Funds achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by a Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Leveraged Volatility Risk

Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. Each Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Funds may leverage their volatility exposure to be greater than the current market. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Funds, and may magnify any differences between the performance of the Funds and the respective Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Funds’ performance over longer periods of time can differ significantly from the performance of their respective Underlying ETF or benchmark during the same period of time.

Market Risk

Overall securities market risks will affect the value of individual instruments in which the Funds invest, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Funds invest. The adverse impact of any one or more of these events on the market value of the Funds’ investments could be significant and cause losses. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Funds and the underlying value of those shares.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Market Maker Risk

If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risk

The Funds face numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. Any of these factors, among others, may lead to the Funds Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Funds Shares. Such divergence is likely to be greater under stressed market conditions.

New Adviser Risk

WEBs Investments Inc. (the “Adviser”) is a new entity formed in 2024 and, as an entity, has not previously managed a registered investment company (“RIC”). As such, the Adviser has no operating history or performance track record and may not achieve the intended result in managing the Funds.

New Fund Risk

The Funds are new and currently have fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Funds’ market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Funds have fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Non-Diversification Risk

The Funds are classified as “non-diversified” under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Operational Risk

The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Funds seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Other Investment Companies Risk

Each Fund will invest in other investment companies, including the Underlying ETF. The Funds will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in other investment companies, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Over-the-Counter Market Risk

Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Funds are also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Funds.

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of their respective Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Funds are designed to track the performance of their respective Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Funds may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Funds’ return to be lower than if the Funds employed an active strategy. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of the Index or that the Funds will achieve their respective investment objective.

Portfolio Turnover Risk

The Funds may incur high portfolio turnover to manage the Funds’ investment exposure. Additionally, active market trading of the Funds Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Funds.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Rebalancing Risk

If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times a Fund need to rebalance its portfolio in a given week. A Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

Swap Agreement Risk

Each Fund expects to use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Funds’ swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, a Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. OTC swaps of the type that may be utilized by the Funds are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Funds’ gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving their investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Funds will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Funds may incur through their derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Tracking Error Risk

The Funds may be subjects to tracking error, which is the divergence of the Funds’ performance from that of their respective Index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Funds incur fees and expenses, while the Index do not.

Trading Issues Risk

Trading in Fund Shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the exchange which may result in Fund Shares being delisted. An active trading market for Fund Shares may not be developed or maintained.

Tax Risk

Each Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, a Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Funds are not entirely clear. This includes the tax aspects of a Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Funds intend to treat any income they may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Funds intend to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Funds could lose their own status as a regulated investment company. If, in any year, a Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If a Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Underlying ETF Risk

Because the Funds seek exposure to their respective Underlying ETF, the Funds’ investment performance largely depends on the investment performance and associated risks of the Underlying ETF. Each Underlying ETF is subject to many of the same structural risks as the Funds that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, each Fund may be subject to the following risks as a result of its exposure to its respective Underlying ETF:

Equity Securities Risk

Each Underlying ETF invests in equity securities, and therefore each Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk

Each Underlying ETF invests significantly in information technology companies, which results in each Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk

Each Underlying ETF invests in the securities of large capitalization companies, which results in each Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs ETF Trust Notes to Financial Statements April 30, 2025 (unaudited) (continued)

Valuation Risk

The Funds expect to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Funds could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Funds would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Funds at that time. The Funds’ ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

WEBs ETF Trust Additional Information (unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Funds’ accountants during the period ended April 30, 2025.

Proxy Disclosures

There were no matters submitted for vote by shareholders of any Fund during the period ended April 30, 2025.

Remuneration Paid to Directors, Officers, and Others

Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds. As such, the Adviser pays remuneration to the Independent Trustees on behalf of the Funds. No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. ACA provides the Trust with a Chief Compliance Officer and Principal Financial Officer. As of April 30, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Board Approval of the Investment Advisory Agreement and Sub-Advisory Agreement

At an in person meeting held on November 18, 2024, the Board of Trustees (the “Board” or the “Trustees”) of the WEBs ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the “Independent Trustees”), considered, on behalf of WEBs Defined Volatility QQQ ETF and WEBs Defined Volatility SPY ETF (each a “Fund” and together, the “Funds”), the approval of the Investment Management Agreement (the “Advisory Agreement”) between WEBs Investments Inc. (the “Adviser”) and the Trust, along with the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and Vident Asset Management, LLC (the “Sub-Adviser”).

In connection with its consideration regarding the initial approval of the Agreements for each Fund, the Board received and reviewed a substantial amount of information provided by the Adviser and Sub-Adviser in response to detailed requests from counsel for the Independent Trustees, on behalf of the Independent Trustees. The Board considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreements and each Fund’s investment advisory fee. In the course of their consideration of the Agreements, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

In reviewing the Agreements, the Board considered, among other things, its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law. In this regard, the Board reviewed with counsel the fiduciary duty of investment advisers with respect to advisory agreements and advisory agreement compensation, the standards applied by courts when reviewing approvals of advisory agreements by investment company boards, and the factors to be considered by boards in voting on such agreements.

WEBs ETF Trust Additional Information (unaudited) (continued)

With respect to the Agreements, the Board considered, among others, the following factors for each Fund to the extent applicable: (1) the nature, extent, and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (2) the fees and other expenses to be paid by each Fund, as well as expense information for comparable funds; (3) the projected profitability to the Adviser and Sub-Adviser based upon their services to be provided to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of the Fund’s shareholders; and (5) other benefits anticipated to be derived and identified by the Adviser and Sub-Adviser from their relationship with the Fund. Each Trustee may have afforded different weight or importance to different factors.

The Board, including the Independent Trustees, determined that the terms of the Agreements for the Funds were fair in light of the nature, extent and quality of the services to be provided by the Adviser, Sub-Adviser and their affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. The Board did not identify any particular information that was most relevant to its consideration. Following such consideration, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement and Sub-Advisory Agreement on behalf of the Funds.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser under the Agreements. Among other matters, the Board considered that the Adviser would be responsible for the overall investment strategy and administration of the Fund and, in this context, reviewed the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser. The Board considered that the Fund would employ an adviser/sub-adviser management structure and reviewed the services that the Sub-Adviser would provide to the Fund under the Sub-Advisory Agreement. The Board observed that each Fund would be a passively-managed exchange-traded fund, and the Adviser and Sub-Adviser would have the responsibility to track each Fund’s target index to the best of their ability, recognizing that an index, unlike a Fund, does not have expenses.

The Board noted that Adviser is a recently formed investment adviser with no assets under management but noted the overall financial strength and stability of its joint venture partner Westwood, which owns 10% of the Adviser and has made material contractual funding commitments to the Adviser over the next two to three years, and the commitment of its principals. In addition, the Board considered: the Adviser’s research, analysis and portfolio construction, which utilizes quantitative research; the Adviser’s efforts to attract qualified personnel and to develop its resources and systems; the administrative support to be provided to the Adviser by Westwood and other third parties; the Adviser’s policies, procedures and systems to assure compliance with applicable laws and regulations; and the Adviser’s intended processes to keep the Board informed about matters relevant to each Fund.

The Board noted that the Sub-Adviser is an institutional asset management firm with substantial experience sub-advising exchange-traded funds. The Board considered the background information on the key investment personnel at the Sub-Adviser who would be responsible for servicing each Fund, considering their experience, qualifications, integrity and professional background. The Board also considered the compliance reports provided by the Trust’s Chief Compliance Officer about the Adviser and Sub-Adviser. Under the totality of the circumstances, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to each Fund under the Agreements were fair and reasonable.

Performance. Because the Funds had yet to commence investment operations and did not yet have any assets, the Board did not consider the investment performance of the Funds. The Board did, however, consider the Adviser’s confidence in its investment strategy to deliver favorable performance.

WEBs ETF Trust Additional Information (unaudited) (continued)

Fees and Expenses. The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that the fee does not contain breakpoints but provides investors with additional stability and fee certainty during the contractual period.

The Trustees reviewed comparative fee and expense data and noted that each Fund’s proposed annual advisory fee was 0.85%, which is within the range of funds in its respective peer group. The Board considered how the peer group was determined and reviewed the proposed sub-advisory fee schedule for each Fund to be paid to the Sub-Adviser by the Adviser. The Adviser and Sub-Adviser reported to the Board that, in proposing fees and expenses for each Fund, the Adviser and Sub-Adviser considered a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by the Adviser and Sub-Adviser in the provision of services, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Fund. Based on these factors, the Trustees concluded that each Fund’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. Noting that the Funds had yet to commence operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the Agreements.

Costs of Services and Profitability. The Board considered the estimated profits to be realized by the Adviser and Sub-Adviser in connection with the operation of each Fund and whether those estimated profits were fair entrepreneurial profits for the management of such Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Adviser would be paid by the Adviser from each Fund’s unitary fee and that the sub-advisory fee rate was the product of an arm’s length negotiation. The Board also considered each Fund’s estimated operating expenses and the expected impact on the Adviser’s profitability. The Board noted that the Adviser did not expect to be profitable with respect to each Fund during the first few years of operations. The Trustees determined that the estimated profits of the Adviser, in terms of actual dollars and as a percent of total revenue, would not be excessive during the term of the Agreements.

Other Benefits Derived from the Relationship with each Fund. The Board considered whether the Adviser, Sub-Adviser or any of their affiliates might receive other benefits as a result of the proposed relationship with the Trust or the Funds. The Board considered that the Adviser and Sub-Adviser were not affiliated with any of the Funds’ proposed service providers, and therefore, would not benefit from those contractual relationships. The Board also considered that the Sub-Adviser would not obtain fall-out benefits in the form of soft dollars in connection with trading on behalf of the Funds.

Conclusion. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received from the Adviser and Sub-Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Advisory Agreement and Sub-Advisory Agreement, were fair and reasonable in light of the services performed, or to be performed, expenses incurred, or to be incurred, and such other matters as the Board considered relevant. Accordingly, the Board approved the Agreements with respect to each Fund.

WEBs ETF Trust

Adviser

WEBs Investments Inc.
2497 Aspen Springs Dr.
Park City, Utah 84060

Sub-Adviser

Vident
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

Distributor

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, Illinois 60606

(b)     The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.       Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)     Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WEBs ETF Trust
By:	(Signature and Title)
By:	/s/ Benjamin Fulton
Benjamin Fulton
	Title:	President (Principal Executive Officer)
	Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
By:	/s/ Benjamin Fulton
Benjamin Fulton
	Title:	President (Principal Executive Officer)
	Date:	July 2, 2025
By:	(Signature and Title)
By:	/s/ Clem Sell
Clem Sell
	Title:	Treasurer (Principal Financial Officer)
	Date:	July 2, 2025